PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Multi-Manager Mid Cap
Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.3%
Communication Services : 1.2%
512
Electronic Arts, Inc.
$ 102,692
0.1
4,629
Fox Corp. - Class A
260,798
0.2
3,805
Fox Corp. - Class B
196,833
0.1
9,762
(1)
Liberty Global Ltd.
- Class A
124,368
0.1
7,103
(1)
Liberty Global Ltd.
- Class C
87,367
0.0
1,872
Match Group, Inc.
59,155
0.0
3,382  Millicom International
Cellular SA
246,514
0.1
2,019  New York Times Co.
- Class A
161,096
0.1
5,032
News Corp. - Class A
122,227
0.1
1,659  Nexstar Media Group,
Inc.
416,442
0.3
1,514
Omnicom Group, Inc.
129,129
0.1
1,906,621
1.2
Consumer Discretionary : 11.7%
13,044
ADT, Inc.
104,613
0.1
5,562
(1)
Aptiv PLC
409,029
0.3
5,268
Aramark
220,466
0.1
267
(1)
AutoNation, Inc.
52,108
0.0
375
(1)
AutoZone, Inc.
1,408,342
0.9
4,039
Best Buy Co., Inc.
250,297
0.2
31,510
BorgWarner, Inc.
1,814,031
1.2
2,497
Boyd Gaming Corp.
207,825
0.1
882
D.R. Horton, Inc.
141,464
0.1
494  Dick's Sporting Goods,
Inc.
100,593
0.1
170
Domino's Pizza, Inc.
68,427
0.0
2,338
eBay, Inc.
212,431
0.1
4,475
Expedia Group, Inc.
965,213
0.6
10,645
Ford Motor Co.
149,988
0.1
4,827
Gentex Corp.
112,952
0.1
1,852
Genuine Parts Co.
220,870
0.1
427
(1)
Grand Canyon
Education, Inc.
67,923
0.0
3,153
H&R Block, Inc.
96,545
0.1
1,148
Hasbro, Inc.
114,329
0.1
2,725  Hilton Worldwide
Holdings, Inc.
849,600
0.6
3,877
Lear Corp.
508,856
0.3
1,378
Lennar Corp. - Class A
157,588
0.1
6,223
LKQ Corp.
206,044
0.1
6,350
Lowe's Cos., Inc.
1,680,019
1.1
10,569
(1)
Mattel, Inc.
179,145
0.1
3,569
(1)
MGM Resorts
International
131,553
0.1
926
(1)
Mohawk Industries,
Inc.
116,000
0.1
29
(1)
NVR, Inc.
218,016
0.1
7,312  Penske Automotive
Group, Inc.
1,151,786
0.8
3,420
PulteGroup, Inc.
469,224
0.3
528
Ralph Lauren Corp.
191,453
0.1
444
Ross Stores, Inc.
91,304
0.1
1,140  Service Corp.
International
95,965
0.1
6,850
Texas Roadhouse, Inc.
1,252,659
0.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
929
Thor Industries, Inc.
$ 89,305
0.1
1,834
Toll Brothers, Inc.
288,378
0.2
2,669
(1)
TopBuild Corp.
1,196,513
0.8
16,150
Tractor Supply Co.
837,216
0.5
1,092
Travel + Leisure Co.
80,480
0.1
318
(1)
Ulta Beauty, Inc.
217,763
0.1
5,075
Williams-Sonoma, Inc.
1,043,674
0.7
440
Wynn Resorts Ltd.
47,604
0.0
460
Yum! Brands, Inc.
77,354
0.1
17,894,945
11.7
Consumer Staples : 7.4%
10,548  Albertsons Cos., Inc.
- Class A
188,809
0.1
27,341  Archer-Daniels-
Midland Co.
1,887,623
1.2
3,211
(1)
BJ's Wholesale Club
Holdings, Inc.
317,215
0.2
2,511
Bunge Global SA
302,952
0.2
2,820
Campbell Soup Co.
75,999
0.1
1,722  Casey's General
Stores, Inc.
1,180,586
0.8
715  Church & Dwight Co.,
Inc.
74,975
0.1
534
Clorox Co.
67,903
0.0
683  Coca-Cola
Consolidated, Inc.
138,239
0.1
5,548
Conagra Brands, Inc.
106,799
0.1
4,916
Dollar General Corp.
768,076
0.5
12,775  Estee Lauder Cos.,
Inc. - Class A
1,398,479
0.9
2,788
General Mills, Inc.
126,101
0.1
1,222
Hershey Co.
288,734
0.2
2,559
Ingredion, Inc.
300,580
0.2
4,769
Kraft Heinz Co.
117,365
0.1
4,378
Kroger Co.
298,755
0.2
1,410  Lamb Weston
Holdings, Inc.
67,948
0.0
924
McCormick & Co., Inc.
65,641
0.0
3,336  Molson Coors
Beverage Co. - Class
B
163,431
0.1
2,228
Pilgrim's Pride Corp.
96,160
0.1
962
(1)
Post Holdings, Inc.
102,261
0.1
14
Seaboard Corp.
71,858
0.0
1,282
Sysco Corp.
116,867
0.1
5,307  Tyson Foods, Inc.
- Class A
344,902
0.2
26,583
(1)
US Foods Holding
Corp.
2,568,184
1.7
11,236,442
7.4
Energy : 6.0%
4,508  Antero Midstream
Corp.
101,340
0.1
19,223
Baker Hughes Co.
1,254,493
0.8
12,400  Chesapeake Energy
Corp.
1,338,208
0.9
8,100
Chord Energy Corp.
877,797
0.6
56,195
Coterra Energy, Inc.
1,719,005
1.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
38,975
Devon Energy Corp.
$ 1,696,582
1.1
4,689
Halliburton Co.
168,804
0.1
2,566
HF Sinclair Corp.
128,326
0.1
1,545  Marathon Petroleum
Corp.
306,234
0.2
6,358
NOV, Inc.
128,813
0.1
1,301
Ovintiv, Inc.
65,817
0.0
903
Phillips 66
139,360
0.1
16,475
Schlumberger NV
845,826
0.5
1,967
TechnipFMC PLC
130,432
0.1
1,178
Valero Energy Corp.
241,066
0.2
9,142,103
6.0
Financials : 12.3%
959  Affiliated Managers
Group, Inc.
293,627
0.2
1,281
Allstate Corp.
274,800
0.2
11,118  American Financial
Group, Inc.
1,478,472
1.0
7,285  Annaly Capital
Management, Inc.
169,303
0.1
5,464
(1)
Arch Capital Group
Ltd.
547,220
0.4
740
Assurant, Inc.
169,897
0.1
3,796  Axis Capital Holdings
Ltd.
401,313
0.3
1,579
Bank OZK
73,518
0.1
739  Cboe Global Markets,
Inc.
221,493
0.1
2,801  Cincinnati Financial
Corp.
459,308
0.3
543  East West Bancorp,
Inc.
59,431
0.0
391  Evercore, Inc. - Class
A
120,756
0.1
503
Everest Re Group Ltd.
168,751
0.1
2,969  Fidelity National
Financial, Inc.
157,001
0.1
2,225
Globe Life, Inc.
323,204
0.2
1,212  Hanover Insurance
Group, Inc.
218,924
0.1
14,571  Hartford Financial
Services Group, Inc.
2,052,034
1.3
437
Houlihan Lokey, Inc.
71,567
0.0
60,825  Huntington
Bancshares, Inc.
1,021,860
0.7
3,593
Invesco Ltd.
94,352
0.1
744  Jack Henry &
Associates, Inc.
120,870
0.1
2,989  Janus Henderson
Group PLC
155,727
0.1
1,721
Lazard, Inc.
87,083
0.1
1,654
Loews Corp.
181,973
0.1
338
M&T Bank Corp.
73,339
0.0
151
(1)
Markel Corp.
312,943
0.2
19,473  MGIC Investment
Corp.
516,619
0.3
419
Northern Trust Corp.
59,955
0.0
37,699  Old Republic
International Corp.
1,616,156
1.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,205  OneMain Holdings,
Inc.
$ 121,319
0.1
521
Popular, Inc.
70,523
0.0
496
Primerica, Inc.
125,815
0.1
1,380  Principal Financial
Group, Inc.
131,680
0.1
575  Prudential Financial,
Inc.
56,569
0.0
10,161  Raymond James
Financial, Inc.
1,555,446
1.0
444  Reinsurance Group of
America, Inc.
95,784
0.1
1,522  RenaissanceRe
Holdings Ltd.
460,344
0.3
1,010
RLI Corp.
62,943
0.0
2,087
SEI Investments Co.
169,715
0.1
5,911
Synchrony Financial
408,509
0.3
2,356  T. Rowe Price Group,
Inc.
222,948
0.1
32,850
Truist Financial Corp.
1,619,833
1.1
3,396
Unum Group
243,595
0.2
1,053
(2)
Voya Financial, Inc.
70,425
0.0
3,925
W.R. Berkley Corp.
281,422
0.2
9,868
Western Union Co.
95,029
0.1
34  White Mountains
Insurance Group Ltd.
75,497
0.1
4,600  Willis Towers Watson
PLC
1,403,782
0.9
18,772,674
12.3
Health Care : 8.7%
413  Agilent Technologies,
Inc.
50,130
0.0
694
(1)
Biogen, Inc.
133,123
0.1
1,116
(1)
BioMarin
Pharmaceutical, Inc.
68,891
0.0
204
Chemed Corp.
83,642
0.1
1,920  Encompass Health
Corp.
207,130
0.1
818  GE HealthCare
Technologies, Inc.
68,933
0.0
4,010
(1)
Henry Schein, Inc.
330,384
0.2
17,742
(1)
Hologic, Inc.
1,337,037
0.9
1,435
Humana, Inc.
273,425
0.2
6,342
(1)
IQVIA Holdings, Inc.
1,134,013
0.7
1,491
(1)
Jazz Pharmaceuticals
PLC
283,320
0.2
9,021
Labcorp Holdings, Inc.
2,608,152
1.7
63
(1)
Mettler-Toledo
International, Inc.
86,101
0.1
9,250
(1)
Molina Healthcare, Inc.
1,424,963
0.9
1,544
QIAGEN N.V.
76,891
0.1
8,684
Quest Diagnostics, Inc.
1,840,226
1.2
287
ResMed, Inc.
73,547
0.1
11,250
Revvity, Inc.
1,105,987
0.7
11,602  Royalty Pharma PLC
- Class A
536,128
0.4
2,103
(1)
Solventum Corp.
156,043
0.1
514
STERIS PLC
129,708
0.1
1,475
(1)
Tenet Healthcare Corp.
353,100
0.2

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
447
(1)
United Therapeutics
Corp.
$ 225,243
0.1
2,422  Universal Health
Services, Inc. - Class B
499,174
0.3
5,609
Viatris, Inc.
83,742
0.1
813  Zimmer Biomet
Holdings, Inc.
80,032
0.1
13,249,065
8.7
Industrials : 20.2%
3,209
A.O. Smith Corp.
250,302
0.2
179
Acuity Brands, Inc.
53,985
0.0
1,357
AECOM
132,959
0.1
8,100
AGCO Corp.
1,105,650
0.7
1,950
Air Lease Corp.
126,438
0.1
1,006
Allegion PLC
162,117
0.1
921  Allison Transmission
Holdings, Inc.
115,401
0.1
423
AMETEK, Inc.
101,190
0.1
483  Applied Industrial
Technologies, Inc.
136,486
0.1
369  Armstrong World
Industries, Inc.
64,021
0.0
357  BWX Technologies,
Inc.
73,535
0.0
2,059
(1)
CACI International, Inc.
- Class A
1,256,340
0.8
460
Carlisle Cos., Inc.
181,594
0.1
21,550
Carrier Global Corp.
1,387,820
0.9
1,255  CH Robinson
Worldwide, Inc.
232,489
0.1
347
(1)
Clean Harbors, Inc.
101,740
0.1
410
Crane Co.
82,217
0.1
42,950
CSX Corp.
1,833,536
1.2
166
Cummins, Inc.
96,922
0.1
174
Curtiss-Wright Corp.
121,857
0.1
2,229
Delta Air Lines, Inc.
146,445
0.1
2,503
Donaldson Co., Inc.
232,178
0.1
861
Dover Corp.
194,156
0.1
232
EMCOR Group, Inc.
168,112
0.1
2,195  Expeditors
International of
Washington, Inc.
318,341
0.2
463  Ferguson Enterprises,
Inc.
120,732
0.1
1,011
Flowserve Corp.
89,494
0.1
2,182
Fortive Corp.
129,174
0.1
7,549
(1)
FTI Consulting, Inc.
1,241,207
0.8
5,084
Genpact Ltd.
201,936
0.1
1,271
Graco, Inc.
119,372
0.1
1,265
(1)
GXO Logistics, Inc.
79,480
0.0
893
Hexcel Corp.
82,772
0.1
3,155
Hubbell, Inc.
1,614,193
1.1
382  Huntington Ingalls
Industries, Inc.
169,807
0.1
5,150
IDEX Corp.
1,078,770
0.7
875
ITT, Inc.
177,109
0.1
873
Jacobs Solutions, Inc.
120,352
0.1
1,038  JB Hunt Transport
Services, Inc.
242,280
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,518
(1)
Kirby Corp.
$ 197,036
0.1
26,588  Knight-Swift
Transportation
Holdings, Inc.
1,672,917
1.1
4,642  L3Harris Technologies,
Inc.
1,692,195
1.1
5,005
Landstar System, Inc.
815,565
0.5
1,552
Leidos Holdings, Inc.
271,755
0.2
6,957  Lincoln Electric
Holdings, Inc.
1,997,007
1.3
2,445
Masco Corp.
175,111
0.1
464
MSA Safety, Inc.
90,670
0.1
1,986  MSC Industrial Direct
Co., Inc. - Class A
186,366
0.1
1,986
Mueller Industries, Inc.
234,269
0.1
238
Nordson Corp.
69,839
0.0
3,693
Oshkosh Corp.
627,884
0.4
925
Otis Worldwide Corp.
85,618
0.1
861
Pentair PLC
85,403
0.1
6,150
Regal Rexnord Corp.
1,359,027
0.9
4,575
Republic Services, Inc.
1,047,675
0.7
144  Rockwell Automation,
Inc.
58,673
0.0
1,622
Ryder System, Inc.
359,370
0.2
962  Science Applications
International Corp.
88,754
0.1
1,902  Sensata Technologies
Holding PLC
71,021
0.0
451  Simpson
Manufacturing Co., Inc.
87,300
0.1
707
Snap-on, Inc.
272,351
0.2
857  SS&C Technologies
Holdings, Inc.
64,524
0.0
37,418
(1)
Standardaero, Inc.
1,152,474
0.8
1,925
Textron, Inc.
189,901
0.1
1,120
Timken Co.
121,386
0.1
12,334
Toro Co.
1,219,339
0.8
598
(1)
United Airlines
Holdings, Inc.
63,567
0.0
552
Valmont Industries, Inc.
253,881
0.2
490  WESCO International,
Inc.
141,855
0.1
435  Westinghouse Air
Brake Technologies
Corp.
114,818
0.1
398
Woodward, Inc.
153,930
0.1
12,429
Xylem, Inc.
1,610,301
1.1
30,774,291
20.2
Information Technology : 8.3%
12,133
(1)
Akamai Technologies,
Inc.
1,193,766
0.8
2,867
Amdocs Ltd.
200,117
0.1
526
(1)
Arrow Electronics, Inc.
80,036
0.1
1,170
Avnet, Inc.
77,033
0.1
5,375
CDW Corp.
659,190
0.4
4,650
(1)
Check Point Software
Technologies Ltd.
707,125
0.5
1,113
(1)
Cirrus Logic, Inc.
157,067
0.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,187  Cognizant Technology
Solutions Corp. - Class
A
$ 140,908
0.1
906  Dolby Laboratories,
Inc. - Class A
60,312
0.0
3,596
(1)
Dropbox, Inc. - Class A
89,864
0.1
3,008
(1)
F5, Inc.
816,251
0.5
4,673
(1)
Flex Ltd.
294,492
0.2
6,496  Hewlett Packard
Enterprise Co.
139,469
0.1
3,020
HP, Inc.
57,350
0.0
347
Jabil, Inc.
91,951
0.1
6,650
(1)
Keysight Technologies,
Inc.
2,043,744
1.3
23,550  Microchip Technology,
Inc.
1,757,772
1.2
4,450
MKS Instruments, Inc.
1,087,847
0.7
619
NetApp, Inc.
61,300
0.0
1,397
Qnity Electronics, Inc.
177,084
0.1
1,483
Ralliant Corp.
68,055
0.0
1,034  Skyworks Solutions,
Inc.
61,606
0.0
2,643
TD SYNNEX Corp.
414,449
0.3
204
(1)
Teledyne Technologies,
Inc.
138,944
0.1
17,070
(1)
Trimble, Inc.
1,141,471
0.7
607
VeriSign, Inc.
138,360
0.1
2,004
Vontier Corp.
82,004
0.1
3,250
(1)
Zebra Technologies
Corp. - Class A
727,870
0.5
12,665,437
8.3
Materials : 8.9%
10,075
(1)
Amrize Ltd.
654,774
0.4
10,998
AptarGroup, Inc.
1,580,523
1.0
890
Avery Dennison Corp.
174,751
0.1
2,068
(1)
Axalta Coating
Systems Ltd.
69,092
0.0
17,045  CF Industries
Holdings, Inc.
1,696,659
1.1
1,380
Corteva, Inc.
110,566
0.1
2,021
Crown Holdings, Inc.
231,607
0.2
26,338  DuPont de Nemours,
Inc.
1,317,954
0.9
1,112
Eastman Chemical Co.
83,967
0.1
3,150
Franco-Nevada Corp.
883,921
0.6
1,209  LyondellBasell
Industries NV - Class A
69,542
0.0
2,521
Mosaic Co.
70,185
0.1
94
NewMarket Corp.
58,845
0.0
801
Nucor Corp.
141,681
0.1
9,359  Packaging Corp. of
America
2,172,598
1.4
632
PPG Industries, Inc.
77,907
0.1
1,569  Reliance Steel &
Aluminum Co.
495,239
0.3
519
Royal Gold, Inc.
155,591
0.1
15,900
RPM International, Inc.
1,814,508
1.2
3,349
Sealed Air Corp.
140,256
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
8,073
Steel Dynamics, Inc.
$ 1,559,138
1.0
13,559,304
8.9
Real Estate : 5.5%
307  AvalonBay
Communities, Inc.
54,410
0.0
2,849  Brixmor Property
Group, Inc.
86,239
0.1
10,825
Camden Property Trust
1,172,780
0.8
399
(1)
CBRE Group, Inc.
- Class A
58,916
0.0
2,171
CubeSmart
89,315
0.1
388  EastGroup Properties,
Inc.
76,168
0.0
23,671  Equity LifeStyle
Properties, Inc.
1,589,744
1.0
1,212
Equity Residential
76,611
0.0
391  Essex Property Trust,
Inc.
99,748
0.1
1,669  First Industrial Realty
Trust, Inc.
105,381
0.1
4,132  Gaming and Leisure
Properties, Inc.
202,096
0.1
11,167  Host Hotels & Resorts,
Inc.
218,762
0.1
393
(1)
Jones Lang LaSalle,
Inc.
124,011
0.1
12,850  Lamar Advertising Co.
- Class A
1,769,959
1.2
473  Mid-America
Apartment
Communities, Inc.
63,316
0.0
39,658  National Retail
Properties, Inc.
1,797,301
1.2
2,272  Omega Healthcare
Investors, Inc.
109,669
0.1
5,889
Rayonier, Inc.
126,555
0.1
514  SBA Communications
Corp.
103,396
0.1
316  Simon Property Group,
Inc.
64,417
0.0
8,072
VICI Properties, Inc.
243,855
0.2
2,028
WP Carey, Inc.
151,390
0.1
8,384,039
5.5
Utilities : 7.1%
12,487
AES Corp.
215,775
0.1
33,079
Alliant Energy Corp.
2,392,935
1.6
1,557
Ameren Corp.
176,377
0.1
11,339  American Water Works
Co., Inc.
1,542,444
1.0
900
Atmos Energy Corp.
168,111
0.1
3,723  Brookfield Renewable
Corp.
159,084
0.1
3,526  CenterPoint Energy,
Inc.
153,381
0.1
2,027  Clearway Energy, Inc.
- Class C
77,654
0.0
25,055
CMS Energy Corp.
1,956,044
1.3

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
1,779  Consolidated Edison,
Inc.
$ 200,173
0.1
1,741
DTE Energy Co.
258,086
0.2
2,339
Edison International
174,817
0.1
1,258
Entergy Corp.
134,744
0.1
3,210
Essential Utilities, Inc.
128,304
0.1
3,691
Evergy, Inc.
308,789
0.2
1,896
Eversource Energy
144,494
0.1
4,140
Exelon Corp.
204,806
0.1
3,445
FirstEnergy Corp.
176,246
0.1
1,015
IDACORP, Inc.
146,130
0.1
2,914  MDU Resources
Group, Inc.
60,262
0.0
6,299
National Fuel Gas Co.
573,398
0.4
2,463
NiSource, Inc.
116,500
0.1
3,796
OGE Energy Corp.
186,535
0.1
5,975
PG&E Corp.
113,525
0.1
2,951  Pinnacle West Capital
Corp.
295,985
0.2
3,721
PPL Corp.
145,045
0.1
11,864
UGI Corp.
443,832
0.3
1,246  WEC Energy Group,
Inc.
145,732
0.1
1,316
Xcel Energy, Inc.
109,702
0.1
10,908,910
7.1
Total Common Stock
(Cost $133,164,279)
148,493,831
97.3
EXCHANGE-TRADED FUNDS : 0.2%
2,848  iShares Russell Mid-
Cap ETF
293,316
0.2
Total Exchange-Traded
Funds
(Cost $282,355)
293,316
0.2
Total Long-Term
Investments
(Cost $133,446,634)
148,787,147
97.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.3%
Mutual Funds : 2.3%
3,475,143
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.560%
(Cost $3,475,143) $ 3,475,143 2.3
Total Short-Term
Investments
(Cost $3,475,143)
$ 3,475,143
2.3
Total Investments in
Securities
(Cost $136,921,777) $ 152,262,290 99.8
Assets in Excess of
Other Liabilities 278,939 0.2
Net Assets $ 152,541,229 100.0
(1)
Non-income producing security.
(2)
Investment in affiliate.
(3)
Rate shown is the 7-day yield as of February 28, 2026.

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Common Stock* $ 148,493,831 $ — $ — $ 148,493,831
Exchange-Traded Funds 293,316 — — 293,316
Short-Term Investments 3,475,143 — — 3,475,143
Total Investments, at fair value $ 152,262,290 $ — $ — $ 152,262,290
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ — $ 81,940 $ (2,560) $ (8,955) $ 70,425 $ — $ (190) $ —
$ — $ 81,940 $ (2,560) $ (8,955) $ 70,425 $ — $ (190) $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 18,058,021
Gross Unrealized Depreciation (2,717,509)
Net Unrealized Appreciation $ 15,340,512